Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Emerging Markets Bond Fund Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	13.16%	0.52%	1.77%
Columbia Emerging Markets Bond Fund Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	14.03%	1.22%	2.49%
Columbia Emerging Markets Bond Fund Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	13.86%	1.15%	2.43%
Columbia Emerging Markets Bond Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	13.83%	1.04%	2.29%
Columbia Emerging Markets Bond Fund Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	13.70%	1.02%	2.28%
Columbia Emerging Markets Bond Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	8.01%	(0.21%)	1.52%
Without Sales Load [Member] | Columbia Emerging Markets Bond Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	13.44%	0.77%	2.02%
JP Morgan Emerging Markets Bond Index Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent	12.69%	0.76%	2.69%